Fair value of Financial Instruments (As Restated) - Changes in Level 3 Financial Instruments (Details) $ in Millions	Jun. 26, 2023 USD ($)
Changes in the Company's Level 3 financial instruments
Receipt of ordinary shares of UltraDx (Note 13)	$ 0.8